Note 9 - Stock-based Compensation	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note
9
 – Stock-B
ased Compensation

Plan Information

The
2015
Incentive Stock Plan (the “Plan”) provides for awards of stock options and restricted stock to officers, directors, key employees and consultants. Under the Plan, option prices will be set by the Compensation Committee and may
not
be less than the fair market value of the stock on the grant date.

At
September 30, 2018,
1,100,415
shares of common stock were reserved for stock award grants under the Plan. Of these reserved shares,
542,301
shares were available for future grants.

Stock Options

All share-based payments to employees, including grants of employee stock options, are recognized in the consolidated financial statements based on their grant date fair value over the requisite service period. Compensation expense for stock-based awards is included in the operating, selling, general and administrative expense section of the Consolidated Statements of Operations.

Stock options are valued at the date of the award, which does not
precede the approval date, and compensation cost is recognized on a straight-line basis over the vesting period. Stock options granted to employees generally become exercisable over a three, four
or
five
-year period from the date of grant and generally expire
ten
years after the date of grant. Stock options granted to the Board of Directors generally become exercisable on the date of grant and generally expire ten
years after the date of grant.

A summary of the status of the Company's stock options at
September 30, 2018
and changes during the year then ended is presented below:

	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at September 30, 2017	700,000	$2.54
Granted	–	$–
Exercised	−	$–	$0
Expired	(55,000)	$3.00
Forfeited	(355,000)	$2.57
Outstanding at September 30, 2018	290,000	$2.40	$0
Exercisable at September 30, 2018	196,667	$2.68	$0

There were
no
options exercised under the Plan for the years ended
September 30, 2018,
2017
and
2016.

Information about the Company’s outstanding and exercisable stock options at
September 30, 2018
is as follows:

Exercise Price	Stock Options Outstanding	Exercisable Stock Options Outstanding	Remaining Contractual Life (in years)
$1.79	50,000	16,667	8.6
$1.81	90,000	30,000	8.4
$3.21	100,000	100,000	5.5
$2.45	50,000	50,000	3.5
	290,000	196,667

No
nonqualified stock options were granted in
2018.
The Company granted nonqualified stock options of
140,000
shares and
50,000
shares for the year ended
September 30, 2017
and
September 30, 2016,
respectively. The Company estimated the fair value of the options granted using the Black-Scholes option valuation model and the assumptions shown in the table below. The Company estimated the expected term of options granted based on the historical grants and exercises of the Company's options. The Company estimated the volatility of its common stock at the date of the grant based on both the historical volatility as well as the implied volatility on its common stock. The Company based the risk-free rate that was used in the Black-Scholes option valuation model on the implied yield in effect at the time of the option grant on U.S. Treasury zero
-coupon issues with equivalent expected terms. The Company has never paid cash dividends on its common stock and does not
anticipate paying any cash dividends in the foreseeable future. Consequently, the Company used an expected dividend yield of zero
in the Black-Scholes option valuation model. The Company amortizes the resulting fair value of the options ratably over the vesting period of the awards. The Company used historical data to estimate the pre-vesting options forfeitures and records share-based expense only for those awards that are expected to vest.

The estimated fair value at date of grant for stock options utilizing the Black-Scholes option valuation model and the assumptions that were used in the Black-Scholes option valuation model for the fiscal years
2017
and
2016
stock option grants are as follows:

	2017	2016
Estimated fair value of options at grant date	$96,690	$34,350
Black-Scholes model assumptions:
Average expected life (years)	6	6
Average expected volatile factor	35%	38%
Average risk-free interest rate	2.4%	1.75%
Average expected dividend yield	–	–

Compensation expense related to stock options recorded for the years ended
September 30, 2018,
2017
and
2016
is as follows:

	2018		2017	2016
Fiscal year 2012 grant	$	‒	$5,359	$17,417
Fiscal year 2014 grant		‒	13,575	47,522
Fiscal year 2016 grant		1,789	16,221	8,745
Fiscal year 2017 grant		42,135	31,088	–

Total compensation expense		$43,924	$66,243	$73,684

The Company records compensation expense over the vesting term of the related options. At
September 30, 2018,
compensation costs related to these unvested stock options
not
yet recognized in the statements of operations was
$23,469.

Restricted stock

The Company granted restricted stock in
March 2018,
2017
and
2016
to its Board of Directors and a Company officer totaling
80,150
shares,
58,009
shares and
62,874
shares, respectively. The restricted stock grants were valued at market value on the date of grant. The restricted shares are delivered to the directors and employees at the end of the
12
month holding period. The fair value of the shares upon issuance totaled
$105,000
for each of the
2018,
2017
and
2016
fiscal year grants. The grants are amortized over the
12
month holding period as compensation expense.

Compensation expense related to restricted stock recorded for the years ended
September 30, 2018,
2017
and
2016
is as follows:

	2018	2017	2016
Fiscal year 2014 grants	$–	$4,222	$14,779
Fiscal year 2015 grants	–	–	25,000
Fiscal year 2016 grants	–	43,750	78,750
Fiscal year 2017 grant	43,750	61,250	–
Fiscal year 2018 grant	61,250	–	−

	$105,000	$109,222	$118,529